Revenue - Operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property Subject to or Available for Operating Lease [Line Items]
Lessor, operating lease, payments to be received, next twelve months	$ 451,800
Lessor, operating lease, payments to be received, two years	370,100
Lessor, operating lease, payments to be received, three years	219,400
Lessor, operating lease, payments to be received, four years	174,900
Lessor, Operating Lease, Payment to be Received, Year Five	148,400
Property, plant and equipment, net	731,318	$ 932,414
Assets
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment, net	2,700,000	3,000,000
Property, plant and equipment, gross	3,100,000	4,000,000
Accumulated depreciation	$ 454,400	$ 1,000,000